STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) (USD $)	Total	Common Stock [Member]	Additional paid in capital [Member]	Accumulated other comprehensive income (loss) [Member]	Receivable in respect of stock issuance [Member]	Deficit accumulated during development stage [Member]
Balance at Sep. 29, 2001
Balance, shares at Sep. 29, 2001
2,136,307 Common Stock of US$ 0.001 per share issued for cash	40,442	2,136	38,306
2,136,307 Common Stock of US$ 0.001 per share issued for cash, shares		2,136,307
Loss for the period	(63,293)					(63,293)
Other comprehensive income (loss)	(5)			(5)
Balance at Dec. 31, 2002	(22,856)	2,136	38,306	(5)		(63,293)
Balance, shares at Dec. 31, 2002		2,136,307
Loss for the period	(350,290)					(350,290)
Other comprehensive income (loss)	(15,035)			(15,035)
Balance at Dec. 31, 2003	(388,181)	2,136	38,306	(15,040)		(413,583)
Balance, shares at Dec. 31, 2003		2,136,307
Loss for the period	(288,233)					(288,233)
Other comprehensive income (loss)	(15,069)			(15,069)
Issuance of 42,727 Common Stock for cash at US$ 1.76 per share on March 16, 2004	75,000	43	74,957
Issuance of 42,727 Common Stock for cash at US$ 1.76 per share on March 16, 2004, shares		42,727
Issuance of 72,773 Common Stock for cash of US$ 1.72 per share on November 25, 2004	128,856	73	128,783
Issuance of 72,773 Common Stock for cash of US$ 1.72 per share on November 25, 2004, shares		72,773
Balance at Dec. 31, 2004	(487,627)	2,252	242,046	(30,109)		(701,816)
Balance, shares at Dec. 31, 2004		2,251,807
Loss for the period	(1,055,594)					(1,055,594)
Other comprehensive income (loss)	8,542			8,542
Issuance of 218,281 Common Stock for cash of US$ 1.72 per share on January 14, 2005	375,000	218	374,782
Issuance of 218,281 Common Stock for cash of US$ 1.72 per share on January 14, 2005, shares		218,281
Issuance of 291,051 Common Stock for cash of US$ 1.72 per share on April 5, 2005	500,000	291	499,709
Issuance of 291,051 Common Stock for cash of US$ 1.72 per share on April 5, 2005, shares		291,051
Issuance of 59,389 Common Stock for cash of US$ 3.37 per share on May 31, 2005	200,000	60	199,940
Issuance of 59,389 Common Stock for cash of US$ 3.37 per share on May 31, 2005, shares		59,389
Stock-based compensation	189,616	52	189,564
Stock-based compensation, shares		52,147
Balance at Dec. 31, 2005	(270,063)	2,873	1,506,041	(21,567)		(1,757,410)
Balance, shares at Dec. 31, 2005		2,872,675
Loss for the period	(1,282,842)					(1,282,842)
Other comprehensive income (loss)	(57,127)			(57,127)
Issuance of 87,315 Common Stock for cash of US$ 1.47 per share on January 26, 2006	128,205	87	128,118
Issuance of 87,315 Common Stock for cash of US$ 1.47 per share on January 26, 2006, shares		87,315
Issuance of 1,899 Common Stock for cash of US$ 3.63 per share on March 31, 2006	6,890	2	6,888
Issuance of 1,899 Common Stock for cash of US$ 3.63 per share on March 31, 2006, shares		1,899
Issuance of 13,786 Common Stock for cash of US$ 3.63 per share on June 16, 2006	50,000	14	49,986
Issuance of 13,786 Common Stock for cash of US$ 3.63 per share on June 16, 2006, shares		13,786
Issuance of 14,113 Common Stock for cash of US$ 3.63 per share on June 30, 2006	51,180	14	51,166
Issuance of 14,113 Common Stock for cash of US$ 3.63 per share on June 30, 2006, shares		14,113
Issuance of 51,207 Common Stock for cash of US$ 3.91 per share on August 15, 2006	200,000	51	199,949
Issuance of 51,207 Common Stock for cash of US$ 3.91 per share on August 15, 2006, shares		51,207
Issuance of 301,948 Common Stock for cash of US$ 4.31 per share on October 5, 2006	1,300,000	302	1,299,698
Issuance of 301,948 Common Stock for cash of US$ 4.31 per share on October 5, 2006, shares		301,948
Issuance of 348,402 Common Stock for cash of US$ 4.31 per share on December 14, 2006	1,372,495	349	1,372,146
Issuance of 348,402 Common Stock for cash of US$ 4.31 per share on December 14, 2006, shares		348,402
Stock-based compensation	277,497	63	277,434
Stock-based compensation, shares		63,395
Balance at Dec. 31, 2006	1,776,235	3,755	4,891,426	(78,694)		(3,040,252)
Balance, shares at Dec. 31, 2006		3,754,740
Loss for the period	(1,593,205)					(1,593,205)
Other comprehensive income (loss)	84,528			84,528
Stock-based compensation	274,659	29	274,630
Stock-based compensation, shares		28,707
Balance at Dec. 31, 2007	542,217	3,784	5,166,056	5,834		(4,633,457)
Balance, shares at Dec. 31, 2007		3,783,447
Loss for the period	(1,528,981)					(1,528,981)
Other comprehensive income (loss)	110,134			110,134
Issuance of 61,989 Common Stock for cash of US$ 5.52 per share on September 27, 2008	342,000	62	341,938
Issuance of 61,989 Common Stock for cash of US$ 5.52 per share on September 27, 2008, shares		61,989
Issuance of 104,220 Common Stock for cash of US$ 5.52 per share on October 7, 2008	500,000	104	574,896		(75,000)
Issuance of 104,220 Common Stock for cash of US$ 5.52 per share on October 7, 2008, shares		104,220
Stock-based compensation	84,380		84,380
Stock-based compensation, shares
Balance at Dec. 31, 2008	49,750	3,950	6,167,270	115,968	(75,000)	(6,162,438)
Balance, shares at Dec. 31, 2008		3,949,656
Loss for the period	(1,202,296)					(1,202,296)
Other comprehensive income (loss)	(13,367)			(13,367)
Issuance of 50,342 Common Stock for cash of US$ 6.02 per share in January 2009	303,000	50	302,950
Issuance of 50,342 Common Stock for cash of US$ 6.02 per share in January 2009, shares		50,342
Repayment of receivable in respect of stock issuance	75,000				75,000
Stock-based compensation	12,171		12,171
Stock-based compensation, shares
Balance at Dec. 31, 2009	(775,742)	4,000	6,482,391	102,601		(7,364,734)
Balance, shares at Dec. 31, 2009		3,999,998
Loss for the period	(2,788,446)					(2,788,446)
Other comprehensive income (loss)	(119,019)			(119,019)
Issuance of 530,600 Common Stock for cash of US$ 6.25 per share in December 2010, net of related expenses	2,357,032	531	2,356,501
Issuance of 530,600 Common Stock for cash of US$ 6.25 per share in December 2010, net of related expenses, shares		530,600
Stock-based interest compensation to convertible notes holders	1,214,943	194	1,214,749
Stock-based interest compensation to convertible notes holders, shares		194,391
Conversion of convertible notes	694,796	120	694,676
Conversion of convertible notes, shares		119,586
Stock-based compensation	14,575		14,575
Stock-based compensation, shares
Balance at Dec. 31, 2010	598,139	4,845	10,762,892	(16,418)		(10,153,180)
Balance, shares at Dec. 31, 2010	4,844,575	4,844,575
Loss for the period	(2,364,339)					(2,364,339)
Other comprehensive income (loss)	39,052			39,052
Issuance of 16,320 Common Stock for cash of US$ 6.25 per share on January 31, 2011, net of related expenses	83,180	16	83,164
Issuance of 16,320 Common Stock for cash of US$ 6.25 per share on January 31, 2011, net of related expenses, shares		16,320
Issuance of 90,768 Common Stock for cash of US$ 6.25 per share on March 31, 2011, net of related expenses	479,901	91	479,810
Issuance of 90,768 Common Stock for cash of US$ 6.25 per share on March 31, 2011, net of related expenses, shares		90,768
Issuance of 40,000 Common Stock for cash of US$ 6.25 per share on April 29, 2011, net of related expenses	191,722	40	191,682
Issuance of 40,000 Common Stock for cash of US$ 6.25 per share on April 29, 2011, net of related expenses, shares		40,000
Issuance of 34,200 Common Stock for cash of US$ 6.25 per share on May 31, 2011, net of related expenses	180,026	34	179,992
Issuance of 34,200 Common Stock for cash of US$ 6.25 per share on May 31, 2011, net of related expenses, shares		34,200
Issuance of 269,680 Common Stock for cash of US$ 6.25 per share on July 29, 2011, net of related expenses	1,466,385	270	1,466,115
Issuance of 269,680 Common Stock for cash of US$ 6.25 per share on July 29, 2011, net of related expenses, shares		269,680
Fair value of warrants with down-round protection issued in connection with Common Stock issuances	83,899		83,899
Stock-based compensation	378,072		378,072
Stock-based compensation, shares
Balance at Dec. 31, 2011	968,239	5,296	13,457,828	22,634		(12,517,519)
Balance, shares at Dec. 31, 2011	5,295,543	5,295,543
Loss for the period	(1,372,411)					(1,372,411)
Other comprehensive income (loss)	21,143			21,143
Stock-based compensation	197,237		197,237
Stock-based compensation, shares
Balance at Jun. 30, 2012	$ (185,792)	$ 5,296	$ 13,655,065	$ 43,777		$ (13,889,930)
Balance, shares at Jun. 30, 2012	5,295,543	5,295,543